Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenues (note 4)
Royalty income	$ 20	$ 23	$ 47	$ 47
Product sales				1,016
Supply chain	55	87	139	168
Licensing revenue	527	18	1,601	55
Total revenues	602	128	1,787	1,286
Operating expenses
Cost of sales	31	33	72	907
Research and development expenses	801	372	1,902	880
General and administrative expenses	1,228	1,180	4,137	3,445
Selling expenses	360	283	924	730
Gain on modification of building lease				(219)
Total operating expenses (note 11)	2,420	1,868	7,035	5,743
Loss from operations	(1,818)	(1,740)	(5,248)	(4,457)
Gain (loss) due to changes in foreign currency exchange rates	124	211	(42)	237
Change in fair value of warrant liability		816		1,147
Other finance costs	(4)	(423)	(21)	(734)
Net finance income (costs)	120	604	(63)	650
Loss before income taxes	(1,698)	(1,136)	(5,311)	(3,807)
Income tax recovery			129
Net loss	(1,698)	(1,136)	(5,182)	(3,807)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	39	(483)	460	(482)
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on defined benefit plans (note 9)	219	(635)	133	(665)
Comprehensive loss	$ (1,440)	$ (2,254)	$ (4,589)	$ (4,954)
Net loss per share [basic and diluted]	$ (0.01)	$ (0.02)	$ (0.05)	$ (0.11)
Weighted average number of shares outstanding (note 14):
Basic	121,297,007	56,211,486	112,743,285	33,832,136
Diluted	121,297,007	56,211,486	112,743,285	33,832,136